Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Contractual Obligations
Contractual obligations for 2023 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,700	5,205	3,890	6,514	19,309
Other lease obligations	500	1,090	1,136	—	2,726

Total	4,200	6,295	5,026	6,514	22,035

Contractual obligations for 2022 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,613	5,045	3,872	6,036	18,566
Other lease obligations	637	1,424	1,521	1,420	5,002

Total	4,250	6,469	5,393	7,456	23,568